Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 21 – Subsequent events

The Company has assessed all events from December 31, 2023 up through April 26, 2024, which is the date that these financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.